Advances for vessels under construction and acquisition of vessels (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 03, 2018 USD ($)	Jan. 31, 2017	Jun. 30, 2016
Vessels [Line Items]
Proceeds from cancellation of vessels under construction	$ 0	$ 0	$ 5,800
Impairment loss	0	29,221	$ 321,978
Other Assets Current	5,157	6,447
Prepaid expenses and other receivables	$ 4,215	$ 5,641
Two newbuilding contracts
Vessels [Line Items]
Number of newbuilding contracts terminated		2
Impairment loss		$ 1,068
Behemoth and Bruno Marks
Vessels [Line Items]
Number of vessels delivered					2
Jenmark, Star Aries and Star Taurus
Vessels [Line Items]
Number of vessels delivered						3
Newbuilding Vessels or Lease Agreements
Vessels [Line Items]
Number of contracts for Newbuildings acquired	3
Total aggregate remaining contracted price plus agreed additional amounts	$ 103,492
Star Eleni (ex HN-1342)
Vessels [Line Items]
Description of Capital leases, Term of contract	Bareboat charter for ten years
Capital leased assets, Number of vessels	1
Star Eleni (ex HN-1342) | Financed by SWS owner
Vessels [Line Items]
Vessel purchase price obligation	$ 9,000
Star Eleni (ex HN-1342) | Financed by CSSC | Subsequent Event
Vessels [Line Items]
Capital lease obligation recognised				$ 30,000
Financed through bareboat capital lease arrangements | Two newbuilding contracts
Vessels [Line Items]
Newbuildings periodic installments, next twelve months	69,984
Refund receivable from the shipyards
Vessels [Line Items]
Other Assets Current	$ 1,604